Business Combinations - Other Intangible Assets Acquired (Details) - MUB $ in Millions	Dec. 01, 2022 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 2,808
Mortgage servicing rights
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 147
Core deposit benefits
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Estimated Life	10 years
Fair Value	$ 2,635
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Estimated Life	11 years
Fair Value	$ 26